RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management and Financial Instruments [Abstract]
Summary of Derivative Instruments
The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2019	2018
(millions of Canadian $, unless otherwise noted)

Notional amount	29,300 (US 22,600)	31,000 (US 22,700)
Fair value	33,400 (US 25,700)	31,700 (US 23,200)

The maturity and notional amount or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations is as follows:

at December 31, 2019	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	492	14	39	—	—
Sales[1]	2,089	22	53	—	—
Millions of U.S. dollars	—	—	—	3,153	1,600
Millions of Mexican pesos	—	—	—	800	—
Maturity dates	2020-2024	2020-2027	2020	2020	2020-2030

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.

at December 31, 2018	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	23,865	44	59	—	—
Sales[1]	17,689	56	79	—	—
Millions of U.S. dollars	—	—	—	3,862	1,650
Maturity dates	2019-2023	2019-2027	2019	2019	2019-2030

1	Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls respectively.
The fair values and notional amounts for the derivatives designated as a net investment hedge were as follows:

	2019		2018
at December 31	Fair Value[1,2]	Notional Amount	Fair Value[1,2]	Notional Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar cross-currency interest rate swaps (maturing 2023)[3]	3	US 100	(43)	US 300
U.S. dollar foreign exchange options (maturing 2020 to 2021)	10	US 3,000	(47)	US 2,500
	13	US 3,100	(90)	US 2,800

1	Fair value equals carrying value.

2	No amounts have been excluded from the assessment of hedge effectiveness.
3
In 2019, Net income includes net realized gains of nil (2018 – gains of $2 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.

Schedule of Financial Instruments
The balance sheet classification of the fair value of derivative instruments as at December 31, 2019 is as follows:

at December 31, 2019	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	—	—	—	118	118
Foreign exchange	—	—	10	61	71
Interest rate	—	1	—	—	1
	—	1	10	179	190
Intangible and other assets (Note 13)
Foreign exchange	—	—	5	—	5
Interest rate	2	—	—	—	2
	2	—	5	—	7
Total Derivative Assets	2	1	15	179	197

Accounts payable and other (Note 15)
Commodities[2]	(4)	—	—	(104)	(108)
Foreign exchange	—	—	(1)	(3)	(4)
Interest rate	(3)	—	—	—	(3)
	(7)	—	(1)	(107)	(115)
Other long-term liabilities (Note 16)
Commodities[2]	(6)	—	—	(11)	(17)
Foreign exchange	—	—	(1)	—	(1)
Interest rate	(63)	—	—	—	(63)
	(69)	—	(1)	(11)	(81)
Total Derivative Liabilities	(76)	—	(2)	(118)	(196)
Total Derivatives	(74)	1	13	61	1

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The balance sheet classification of the fair value of derivative instruments as at December 31, 2018 is as follows:

at December 31, 2018	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	1	—	—	716	717
Foreign exchange	—	—	16	1	17
Interest rate	3	—	—	—	3
	4	—	16	717	737
Intangible and other assets (Note 13)
Commodities[2]	1	—	—	50	51
Foreign exchange	—	—	1	—	1
Interest rate	8	1	—	—	9
	9	1	1	50	61
Total Derivative Assets	13	1	17	767	798

Accounts payable and other (Note 15)
Commodities[2]	(4)	—	—	(622)	(626)
Foreign exchange	—	—	(105)	(188)	(293)
Interest rate	—	(3)	—	—	(3)
	(4)	(3)	(105)	(810)	(922)
Other long-term liabilities (Note 16)
Commodities[2]	—	—	—	(28)	(28)
Foreign exchange	—	—	(2)	—	(2)
Interest rate	(11)	(1)	—	—	(12)
	(11)	(1)	(2)	(28)	(42)
Total Derivative Liabilities	(15)	(4)	(107)	(838)	(964)
Total Derivatives	(2)	(3)	(90)	(71)	(166)

1	Fair value equals carrying value.

2	Includes purchases and sales of power, natural gas and liquids.
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	2019		2018
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion[1,2] (Note 18)	(36,985)	(43,187)	(39,971)	(42,284)
Junior subordinated notes (Note 19)	(8,614)	(8,777)	(7,508)	(6,665)
	(45,599)	(51,964)	(47,479)	(48,949)

1	Long-term debt is recorded at amortized cost, except for US$200 million (2018 – US$750 million) that is attributed to hedged risk and recorded at fair value.

2
Net income in 2019 included unrealized losses of $3 million (2018 – $2 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$200 million of long-term debt at December 31, 2019 (2018 – US$750 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Available-for-Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that are classified as available-for-sale assets:

	2019		2018
at December 31	LMCI Restricted Investments	Other Restricted Investments[1]	LMCI Restricted Investments	Other Restricted Investments[1]
(millions of Canadian $)

Fair value of fixed income securities[2]
Maturing within 1 year	—	6	—	22
Maturing within 1-5 years	26	100	—	110
Maturing within 5-10 years	801	—	140	—
Maturing after 10 years	61	—	952	—
Fair value of equity securities[2]	556	—	—	—
	1,444	106	1,092	132

1	Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.
2
Available-for-sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.

Unrealized Gain (Loss) on Investments

	2019		2018		2017
year ended December 31 (millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized gains/(losses)	32	3	11	—	(3)	1
Net realized gains/(losses)[3]	60	—	(4)	—	(1)	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	Gains and losses on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3
Realized gains and losses on the sale of LMCI restricted investments are determined using the average cost basis.

Realized Gain (Loss) on Investments

	2019		2018		2017
year ended December 31 (millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized gains/(losses)	32	3	11	—	(3)	1
Net realized gains/(losses)[3]	60	—	(4)	—	(1)	—

1
Gains and losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses as regulatory assets or liabilities.

2	Gains and losses on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3
Realized gains and losses on the sale of LMCI restricted investments are determined using the average cost basis.

Derivative Instruments - Balance Sheet and Income Statement Information
Derivatives in fair value hedging relationships
The following table details amounts recorded on the Consolidated balance sheet in relation to cumulative adjustments for fair value hedges included in the carrying amount of the hedged liabilities:

at December 31	Carrying amount		Fair value hedging adjustments[1]
(millions of Canadian $)	2019	2018	2019	2018

Current portion of long-term debt	—	(748)	—	3
Long-term debt	(260)	(273)	(1)	—
	(260)	(1,021)	(1)	3
1
At December 31, 2019 and 2018, adjustments for discontinued hedging relationships included in these balances were nil.
The following summary does not include hedges of the net investment in foreign operations.

year ended December 31	2019	2018	2017
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized (losses)/gains in the year
Commodities[2]	(111)	28	62
Foreign exchange	245	(248)	88
Interest rate	—	—	(1)
Amount of realized gains/(losses) in the year
Commodities	378	351	(107)
Foreign exchange	(70)	(24)	18
Interest rate	—	—	1
Derivative instruments in hedging relationships
Amount of realized (losses)/gains in the year
Commodities	(6)	(1)	23
Foreign exchange	—	—	5
Interest rate	2	(1)	1

1
Realized and unrealized gains and losses on held-for-trading derivative instruments used to purchase and sell commodities are included on a net basis in Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange held-for-trading derivative instruments are included on a net basis in Interest expense and Interest income and other, respectively.

2
In 2019, 2018 and 2017, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.
The following table details amounts presented in the Consolidated statement of income in which the effects of fair value or cash flow hedging relationships are recorded.

year ended December 31	2019	2018	2017
(millions of Canadian $)

Fair Value Hedges
Interest rate contracts[1]
Hedged items	(19)	(71)	(74)
Derivatives designated as hedging instruments	1	(4)	1
Cash Flow Hedges
Reclassification of (losses)/gains on derivative instruments from AOCI to net income[2,3]
Interest rate contracts[1]	(12)	(22)	(17)
Commodity contracts[4]	(7)	(5)	20

1	Presented within Interest expense in the Consolidated statement of income.

2
Refer to Note 23, Other comprehensive (loss)/income and accumulated other comprehensive loss, for the components of OCI related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests.

3	There are no amounts recognized in earnings that were excluded from effectiveness testing.
4
Presented within Revenues (Power and Storage) in the Consolidated statement of income.

Schedule of Components of OCI related to Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 23) related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests are as follows:

year ended December 31	2019	2018	2017
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI[1]
Commodities	(15)	(1)	(1)
Interest rate	(63)	(13)	4
	(78)	(14)	3
1
No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI and AOCI.

Schedule of Offsetting Assets	The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2019	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	118	(76)	42
Foreign exchange	76	(5)	71
Interest rate	3	(1)	2
	197	(82)	115
Derivative instrument liabilities
Commodities	(125)	76	(49)
Foreign exchange	(5)	5	—
Interest rate	(66)	1	(65)
	(196)	82	(114)

1	Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2018	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	768	(626)	142
Foreign exchange	18	(18)	—
Interest rate	12	(4)	8
	798	(648)	150
Derivative instrument liabilities
Commodities	(654)	626	(28)
Foreign exchange	(295)	18	(277)
Interest rate	(15)	4	(11)
	(964)	648	(316)

1
Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities	The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2019	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	118	(76)	42
Foreign exchange	76	(5)	71
Interest rate	3	(1)	2
	197	(82)	115
Derivative instrument liabilities
Commodities	(125)	76	(49)
Foreign exchange	(5)	5	—
Interest rate	(66)	1	(65)
	(196)	82	(114)

1	Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2018	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	768	(626)	142
Foreign exchange	18	(18)	—
Interest rate	12	(4)	8
	798	(648)	150
Derivative instrument liabilities
Commodities	(654)	626	(28)
Foreign exchange	(295)	18	(277)
Interest rate	(15)	4	(11)
	(964)	648	(316)

1
Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions, are categorized as follows:

at December 31, 2019	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	81	37	—	118
Foreign exchange	—	76	—	76
Interest rate	—	3	—	3
Derivative Instrument Liabilities
Commodities	(77)	(41)	(7)	(125)
Foreign exchange	—	(5)	—	(5)
Interest rate	—	(66)	—	(66)
	4	4	(7)	1

1	There were no transfers from Level II to Level III for the year ended December 31, 2019.

at December 31, 2018	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative Instrument Assets
Commodities	581	187	—	768
Foreign exchange	—	18	—	18
Interest rate	—	12	—	12
Derivative Instrument Liabilities
Commodities	(555)	(95)	(4)	(654)
Foreign exchange	—	(295)	—	(295)
Interest rate	—	(15)	—	(15)
	26	(188)	(4)	(166)
1
There were no transfers from Level II to Level III for the year ended December 31, 2018.

Schedule of Net Change in the Level III Fair Value Category
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2019	2018

Balance at beginning of year	(4)	(7)
Transfers out of Level III	4	5
Total (losses)/gains included in Net income	(3)	8
Total losses included in OCI	(4)	—
Settlements	—	(9)
Foreign exchange	—	(1)
Balance at end of year[1]	(7)	(4)
1
Revenues include unrealized losses of $3 million attributed to derivatives in the Level III category that were still held at December 31, 2019 (2018 – unrealized losses of $5 million).